EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
EMPLOYEE BENEFITS

12.

EMPLOYEE BENEFITS

The Group’s employee benefits comprise the following:

	Year Ended December 31,
	2018	2019	2020	2020
	CNY	CNY	CNY	US$

Wages, salaries and allowances	1,513	1,460	1,203	184
Housing funds (a)	67	38	41	6
Contribution to pension plans (a)	76	166	25	4
Welfare and other expenses	222	69	58	9
	1,878	1,733	1,327	203

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(a)

According to the PRC state regulations, the employees of the Group's subsidiaries which operate in Mainland China are required to participate in a central pension scheme operated by the local municipal government and government-sponsored housing funds. These subsidiaries are required to contribute a certain percentage of their payroll costs for those qualified urban employees to the central pension scheme as well as the housing funds.